BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
RosTaxi
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

January 15, 2015
RUB
ASSETS:
Intangible assets	114
Deferred tax assets	77
Goodwill	224
Total assets	415
Net assets	415
Total purchase consideration	415

Agnitum
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

December 11, 2015
RUB
ASSETS:
Intangible assets	58
Deferred tax assets	12
Goodwill	50
Total assets	120
Net assets	120
Total purchase consideration	120

KitLocate Ltd
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

March 12, 2014
RUB
ASSETS:
Cash and cash equivalents	4
Current assets	1
Intangible assets	59
Goodwill	158
Total assets	222
LIABILITIES:
Current liabilities	4
Deferred tax liabilities	15
Net assets	203
Total purchase consideration	203

Auto Ru
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

	Preliminary		Final
	Purchase	Measurement	Purchase
	Price	Period	Price
	Allocation	Adjustments	Allocation
	RUB	RUB	RUB
ASSETS:
Cash and cash equivalents	204	—	204
Current assets	36	—	36
Property and equipment	16	—	16
Intangible assets	1,400	352	1,752
Goodwill	5,168	(283)	4,885
Total assets	6,824	69	6,893
LIABILITIES:
Current liabilities	28	—	28
Non-current liabilities	80	—	80
Deferred tax liabilities	288	69	357
Net assets	6,428	—	6,428
Total purchase consideration	6,428	—	6,428

ADFOX
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

September 30, 2014
RUB
ASSETS:
Property and equipment	2
Intangible assets	74
Deferred tax assets	74
Goodwill	296
Total assets	446
Net assets	446
Total purchase consideration	446